INCOME TAXES - Consolidated Pretax (Loss) Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Consolidated Pre-tax (Loss) Income [Abstract]
U.S. pretax (loss) income	$ (29,326)	$ (35,538)	$ 12,586
Non-U.S. pretax income	1,384	1,800	1,110
(LOSS) INCOME BEFORE INCOME TAXES	$ (27,942)	$ (33,738)	$ 13,696